Operating segments - Summary of Segment EBITDA (Details) - RUB (₽) ₽ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of segment EBITDA [Line Items]
External revenue	₽ 1,533,835	₽ 1,901,624	₽ 3,524,244	₽ 3,580,061
External expenses	(866,514)	(879,043)	(1,879,511)	(1,755,499)
Segment EBITDA	667,321	1,022,581	1,644,733	1,824,562
Russia Segment [Member]
Disclosure Of segment EBITDA [Line Items]
External revenue	1,421,474	1,757,736	3,259,718	3,313,251
Inter-segment revenue	1,427	19	2,984	38
External expenses	(779,631)	(805,630)	(1,693,267)	(1,627,928)
Inter-segment expenses	(3,405)	(2,764)	(6,225)	(5,493)
Segment EBITDA	639,865	949,361	1,563,210	1,679,868
Other Segments [Member]
Disclosure Of segment EBITDA [Line Items]
External revenue	112,361	143,888	264,526	266,810
Inter-segment revenue	2,602	2,778	4,921	5,528
External expenses	(36,174)	(51,309)	(78,888)	(96,094)
Inter-segment expenses	(104)	(89)	(300)	(186)
Segment EBITDA	78,685	95,268	190,259	176,058
Total Segments [Member]
Disclosure Of segment EBITDA [Line Items]
External revenue	1,533,835	1,901,624	3,524,244	3,580,061
Inter-segment revenue	4,029	2,797	7,905	5,566
External expenses	(815,805)	(856,939)	(1,772,155)	(1,724,022)
Inter-segment expenses	(3,509)	(2,853)	(6,525)	(5,679)
Segment EBITDA	718,550	1,044,629	1,753,469	1,855,926
Unallocated amounts [member]
Disclosure Of segment EBITDA [Line Items]
External expenses	(50,709)	(22,104)	(107,356)	(31,477)
Segment EBITDA	(50,709)	(22,104)	(107,356)	(31,477)
Eliminations [Member]
Disclosure Of segment EBITDA [Line Items]
Inter-segment revenue	(4,029)	(2,797)	(7,905)	(5,566)
Inter-segment expenses	3,509	2,853	6,525	5,679
Segment EBITDA	₽ (520)	₽ 56	₽ (1,380)	₽ 113